Restructuring Charge - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Restructuring charge	$ 1,786	$ 0	$ 0